Equity - Schedule of Fair Value of Outstanding Warrants (Details) - Warrants - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Public Warrants
Warrant, Shares [Roll Forward]
Beginning balance (in shares)	13,723,650	13,800,000
Exercised (in shares)	(100)	(76,350)
Ending balance (in shares)	13,723,550	13,723,650
Private Placement Warrants
Warrant, Shares [Roll Forward]
Beginning balance (in shares)	667,500	667,500
Ending balance (in shares)		667,500
Direct Offering Warrants
Warrant, Shares [Roll Forward]
Ending balance (in shares)	4,411,764
Senior Secured Bridge Loan Facility Warrants
Warrant, Shares [Roll Forward]
Issued (in shares)	2,500,000
Ending balance (in shares)	2,500,000